UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2018 through November 30, 2018

Commission File Number of issuing entity: 333-207639-04

Central Index Key Number of Issuing Entity: 0001741276

California Republic Auto Receivables Trust 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207639

Central Index Key Number of Depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0001603949

Mechanics Bank

(Exact name of sponsor as specified in its charter)

Delaware	38-7183565
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

18400 Von Karman, Suite 1100, Irvine, CA	92612
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 270-9700

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

		Registered/reporting pursuant to (check one)		Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐
Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2018-1 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the December 17, 2018 distribution date, attached as Exhibit 99.1.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the Securities and Exchange Commission on February 5, 2018 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001561326.

Item 1A. Asset-Level Information

Asset-level data for the reporting period covered by this Form 10-D is included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the Securities and Exchange Commission on December 17, 2018 (the “Form ABS-EE”) and is incorporated by reference into this Form 10-D. Additional asset-level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Form 10-D.

PART II -OTHER INFORMATION

Item 2. Legal Proceedings

The Indenture Trustee provided the following information:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

Exhibit 102 – Asset Data File (filed as Exhibit 102 to the Form ABS-EE filed on December 17, 2018 under Commission File No. 333-207639-04 and incorporated by reference herein).

Exhibit 103 – Asset related document (filed as Exhibit 103 to the Form ABS-EE filed on December 17, 2018 under Commission File No. 333-207639-04 and incorporated by reference herein).

(b) The Exhibit Index immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit
Number	Description

Exhibit 99.1	Servicer’s Certificate and Monthly Servicer Report.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the Form ABS-EE filed on December 17, 2018 under Commission File No. 333-207639-04 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the Form ABS-EE filed on December 17, 2018 under Commission File No. 333-207639-04 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC
(Depositor)

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

Date:   December 17, 2018